INITIAL PUBLIC OFFERING (Tables)	12 Months Ended
Dec. 31, 2014
INITIAL PUBLIC OFFERING [Abstract]
Schedule of Cash Proceeds Received From Stock Offering [Table Text Block]

Proceeds received from sale of common units	$363,688

Use of proceeds:
Underwriting discounts and commissions	$21,821
Structuring fees	910
Estimated offering expenses (reimbursed to PBF LLC)	5,000
Debt issuance costs	2,293
Retained for working capital	5,000
Distributed to PBF LLC	30,000
Purchase of marketable securities	298,664
Total	$363,688